Share Capital (Information) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Average cost shares repurchased for cancellation	$ 66.97	$ 55.94	$ 47.31
Dividends paid, ordinary shares		$ 1,059	$ 1,063
Declared dividends paid subsequent to year end.		$ 0.545
Dividend Declared Per Share		$ 2.18	$ 2.16
Increase Decrease In Number Of Shares Outstanding	1,097,694	9,829,408	3,944,903
Quarterly Declaration [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		$ 0.545
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Increase Decrease In Number Of Shares Outstanding		(9,829,408)	(3,944,903)
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 1,059	$ 1,063
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			5.00%
Maximum Number Of Common Shares Repurchased For Cancellation				24,962,194
Increase Decrease In Number Of Shares Outstanding			5,375,397
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Maximum Number Of Common Shares Repurchased For Cancellation			24,728,159
Increase Decrease In Number Of Shares Outstanding		6,163,104
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased	5.00%
Maximum Number Of Common Shares Repurchased For Cancellation		24,462,941
Increase Decrease In Number Of Shares Outstanding	7,611,207
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 1,059	$ 1,063
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased	5.00%
Period of Share Repurchase	March 3, 2026
Maximum Number Of Common Shares Repurchased For Cancellation	24,057,066
Increase Decrease In Number Of Shares Outstanding	0
Dividend declared [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		$ 0.55
Dividends Proposed or Declared Before Financial Statements Authorised for Issue	$ 265
Expiry Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 29, 2024
Expiry Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 28, 2025
Expiry Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase	March 2, 2026
Expiry Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase	March 2, 2027
Commencement Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase				March 1, 2023
Commencement Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			March 1, 2024
Commencement Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 3, 2025